Operating lease liabilities	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating lease liabilities	Operating lease liabilities:

	December 31, 2024	December 31, 2023
Operating lease commitments	$63.9	$421.5
Impact of discounting	(5.6)	(37.9)
Impact of changes in variable rates	(1.4)	(15.2)
Operating lease liabilities	56.9	368.4
Current portion of operating lease liabilities	(13.9)	(100.0)
Operating lease liabilities	$43.0	$268.4
Operating lease liabilities relate to vessel sale-leaseback transactions and other operating leases. Vessel sale-leaseback transactions under operating lease arrangements are in part, indexed to three month SOFR rate, reset on a quarterly basis.
During the year ended December 31, 2024, the Company purchased one of the vessels under operating lease for $61,600,000 prior to the end of the lease term. For the remaining lease arrangements, the lease may be terminated prior to the end of the lease term, at the option of the Company, by repurchasing the respective vessels on a specified repurchase date at a pre-determined fair value amount. Each sale-leaseback transaction contains financial covenants requiring the Company to maintain certain tangible net worth, interest coverage ratios and debt-to-assets ratios, as defined. These vessels are leased to customers under time charter arrangements.
13.    Operating lease liabilities (continued):
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	December 31, 2024	December 31, 2023
Lease costs:
Operating lease costs	$61.6	$115.1
Variable lease adjustments	(2.4)	4.7

Other information:
Operating cash outflow used for operating leases	47.2	113.3
Weighted average discount rate(1)	5.4%	4.8%
Weighted average remaining lease term	4 years	4 years
(1)The weighted average discount rate is based on a fixed rate at the time the lease was entered into and is adjusted quarterly as each lease payment is made.